PGIM Moderate Retirement Spending Fund
Schedule of Investments (unaudited) as of December 31, 2024
Description	Shares		Value
Long-Term Investments 93.9%
Affiliated Exchange-Traded Fund 2.0%
PGIM Active High Yield Bond ETF		2,949	$102,448
(cost $101,679)(wa)
Affiliated Mutual Funds — 85.9%
Domestic Equity — 32.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)		7,025	103,476
PGIM Quant Solutions Large-Cap Index Fund (Class R6)		23,149	1,019,496
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)		10,884	103,511
PGIM US Real Estate Fund (Class R6)		29,834	461,537
			1,688,020
Fixed Income — 30.4%
PGIM Core Conservative Bond Fund (Class R6)		91,251	774,719
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)		15,121	103,428
PGIM Quant Solutions Commodity Strategies Fund (Class R6)		34,626	228,529
PGIM TIPS Fund (Class R6)		56,409	465,374
			1,572,050
International Equity — 22.9%
PGIM Global Real Estate Fund (Class R6)		11,868	229,652
PGIM Jennison Global Infrastructure Fund (Class R6)		33,266	533,580
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)		31,973	423,320
			1,186,552

Total Affiliated Mutual Funds (cost $4,338,582)(wa)			4,446,622
Unaffiliated Exchange-Traded Fund 6.0%
Vanguard Long-Term Bond ETF (cost $316,243)		4,514	308,893

Total Long-Term Investments (cost $4,756,504)			4,857,963

Short-Term Investment 6.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $358,380)(wa)		358,380	358,380

TOTAL INVESTMENTS 100.8% (cost $5,114,884)			5,216,343
Liabilities in excess of other assets (0.8)%			(43,159)

Net Assets 100.0%			$5,173,184

PGIM Moderate Retirement Spending Fund

PGIM Moderate Retirement Spending Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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